Annual Total Returns (Vanguard Windsor II Fund - Admiral Shares Participant:) (Vanguard Windsor II Fund, Vanguard Windsor II Fund - Admiral Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Annual Total Return
2013	30.80%
2012	16.80%
2011	2.78%
2010	10.70%
2009	27.17%
2008	(36.63%)
2007	2.32%
2006	18.37%
2005	7.15%
2004	18.44%